Loans and asset quality	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Loans and asset quality	Loans and asset quality
Loans

The table below provides the details of our loan portfolio.

Loans	Dec. 31,
(in millions)	2024	2023
Commercial	$1,420	$2,112
Commercial real estate	6,782	6,760
Financial institutions	13,167	10,521
Lease financings	603	599
Wealth management loans	8,698	9,109
Wealth management mortgages	8,950	9,131
Other residential mortgages	1,068	1,166
Capital call financing	5,163	3,700
Other	3,063	2,717
Overdrafts	3,519	3,053
Margin loans	19,137	18,011
Total loans (a)	$71,570	$66,879
(a)    Net of unearned income of $230 million at Dec. 31, 2024 and $268 million at Dec. 31, 2023, primarily related to lease financings.

We disclose information related to our loans and asset quality by the class of financing receivable in the following tables.
Allowance for credit losses

Activity in the allowance for credit losses on loans and lending-related commitments is presented below. This does not include activity in the allowance for credit losses related to other financial instruments, including cash and due from banks, interest-bearing deposits with banks, federal funds sold and securities purchased under resale agreements, held-to-maturity securities, available-for-sale securities and accounts receivable.

Allowance for credit losses activity for the year ended Dec. 31, 2024 (a)					Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$27	$325	$19	$1	$1	$9	$4	$4	$390
Charge-offs	—	(82)	—	—	—	(1)	(1)	—	(84)
Recoveries	—	—	—	—	—	—	1	—	1
Net (charge-offs)	—	(82)	—	—	—	(1)	—	—	(83)
Provision (b)	(7)	72	—	(1)	—	(2)	(2)	(1)	59
Ending balance	$20	$315	$19	$—	$1	$6	$2	$3	$366
Allowance for:
Loan losses	$7	$265	$11	$—	$1	$6	$2	$2	$294
Lending-related commitments	13	50	8	—	—	—	—	1	72
Individually evaluated for impairment:
Loan balance (c)	$—	$237	$—	$—	$—	$9	$1	$—	$247
Allowance for loan losses	—	49	—	—	—	—	—	—	49
(a)    There was no activity in the other loan portfolio.
(b)    Does not include provision for credit losses related to other financial instruments of $11 million for the year ended Dec. 31, 2024.
(c)    Includes collateral dependent loans of $247 million with $258 million of collateral value.

Allowance for credit losses activity for the year ended Dec. 31, 2023					Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Other	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$18	$184	$24	$1	$1	$12	$8	$6	$—	$254
Charge-offs	—	—	—	—	—	—	(3)	—	—	(3)
Recoveries	1	—	—	—	—	—	2	—	5	8
Net recoveries (charge-offs)	1	—	—	—	—	—	(1)	—	5	5
Provision (a)	8	141	(5)	—	—	(3)	(3)	(2)	(5)	131
Ending balance	$27	$325	$19	$1	$1	$9	$4	$4	$—	$390
Allowance for:
Loan losses	$12	$266	$9	$1	$1	$8	$4	$2	$—	$303
Lending-related commitments	15	59	10	—	—	1	—	2	—	87
Individually evaluated for impairment:
Loan balance (b)	$—	$290	$—	$—	$—	$12	$1	$—	$—	$303
Allowance for loan losses	—	76	—	—	—	—	—	—	—	76
(a)    Does not include provision for credit losses benefit related to other financial instruments of $12 million for the year ended Dec. 31, 2023.
(b)    Includes collateral dependent loans of $303 million with $348 million of collateral at fair value.

Allowance for credit losses activity for the year ended Dec. 31, 2022 (a)					Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$12	$199	$13	$1	$1	$6	$7	$2	$241
Charge-offs	—	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	4	—	4
Net recoveries	—	—	—	—	—	—	4	—	4
Provision (b)	6	(15)	11	—	—	6	(3)	4	9
Ending balance	$18	$184	$24	$1	$1	$12	$8	$6	$254
Allowance for:
Loan losses	$4	$137	$10	$1	$1	$11	$8	$4	$176
Lending-related commitments	14	47	14	—	—	1	—	2	78
Individually evaluated for impairment:
Loan balance (c)	$—	$62	$—	$—	$—	$16	$1	$—	$79
Allowance for loan losses	—	—	—	—	—	—	—	—	—
(a)    There was no activity in the other loan portfolio.
(b)    Does not include provision for credit losses related to other financial instruments of $30 million for the year ended Dec. 31, 2022.
(c)    Includes collateral dependent loans of $79 million with $126 million of collateral at fair value.
Nonperforming assets

The table below presents our nonperforming assets.

Nonperforming assets	Dec. 31, 2024			Dec. 31, 2023
	Recorded investment			Recorded investment
	With an allowance	Without an allowance		With an allowance	Without an allowance
(in millions)			Total			Total
Nonperforming loans:
Commercial real estate	$104	$39	$143	$189	$—	$189
Other residential mortgages	18	1	19	23	1	24
Wealth management mortgages	6	9	15	7	12	19
Total nonperforming loans	128	49	177	219	13	232
Other assets owned	—	2	2	—	5	5
Total nonperforming assets	$128	$51	$179	$219	$18	$237
Past due loans

The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2024				Dec. 31, 2023
	Days past due			Total past due	Days past due				Total past due
(in millions)	30-59	60-89	≥90		30-59		60-89	≥90
Wealth management loans	$47	$—	$—	$47	$52		$—	$—	$52
Wealth management mortgages	34	2	—	36	26		3	—	29
Commercial real estate	15	—	—	15	9		3	—	12
Other residential mortgages	7	1	—	8	7		1	—	8
Financial institutions	—	—	—	—	339	(a)	—	—	339
Total past due loans	$103	$3	$—	$106	$433		$7	$—	$440
(a)    The past due financial institutions loans have been collected since Dec. 31, 2023.
Loan modifications
Credit quality indicators

Our credit strategy is to focus on investment-grade clients that are active users of our non-credit services. Each customer is assigned an internal credit rating, which is mapped to an external rating agency grade equivalent, if possible, based upon a number of dimensions, which are continually evaluated and may change over time.

The tables below provide information about the credit profile of the loan portfolio by the period of origination.

Credit profile of the loan portfolio							Dec. 31, 2024
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2024	2023	2022	2021	2020	Prior to 2020			Total (a)
Commercial:
Investment grade	$41	$69	$20	$55	$—	$116	$1,010	$—	$1,311
Non-investment grade	14	29	—	17	—	—	49	—	109
Total commercial	55	98	20	72	—	116	1,059	—	1,420	$2
Commercial real estate (b):
Investment grade	396	567	762	392	460	1,384	126	—	4,087
Non-investment grade	335	315	751	351	214	617	94	18	2,695
Total commercial real estate	731	882	1,513	743	674	2,001	220	18	6,782	28
Financial institutions:
Investment grade	491	370	20	26	42	—	10,363	—	11,312
Non-investment grade	131	—	10	—	—	—	1,714	—	1,855
Total financial institutions	622	370	30	26	42	—	12,077	—	13,167	157
Wealth management loans:
Investment grade	3	29	33	110	33	109	8,261	100	8,678
Non-investment grade	—	—	—	—	—	—	20	—	20
Total wealth management loans	3	29	33	110	33	109	8,281	100	8,698	50
Wealth management mortgages (b)	495	798	1,585	1,812	818	3,423	19	—	8,950	23
Lease financings	—	—	—	10	31	562	—	—	603	—
Other residential mortgages (b)	15	148	529	184	5	187	—	—	1,068	4
Capital call financing	91	—	—	—	—	—	5,072	—	5,163	28
Other loans	—	—	—	—	—	—	3,063	—	3,063	6
Margin loans	7,732	—	—	—	—	—	11,405	—	19,137	38
Total loans	$9,744	$2,325	$3,710	$2,957	$1,603	$6,398	$41,196	$118	$68,051	$336
(a)    Excludes overdrafts of $3,519 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.
(b)    The gross write-offs related to commercial real estate loans were $82 million, other residential mortgage loans were $1 million and wealth management mortgage loans were less than $1 million in 2024.

Credit profile of the loan portfolio							Dec. 31, 2023
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2023	2022	2021	2020	2019	Prior to 2019			Total (a)
Commercial:
Investment grade	$193	$114	$70	$—	$—	$45	$1,483	$—	$1,905
Non-investment grade	52	18	—	—	—	—	137	—	207
Total commercial	245	132	70	—	—	45	1,620	—	2,112	$3
Commercial real estate:
Investment grade	1,518	864	585	152	271	875	136	22	4,423
Non-investment grade	1,172	685	154	43	47	152	84	—	2,337
Total commercial real estate	2,690	1,549	739	195	318	1,027	220	22	6,760	30
Financial institutions:
Investment grade	616	74	57	—	—	10	6,948	—	7,705
Non-investment grade	134	10	—	—	—	—	2,672	—	2,816
Total financial institutions	750	84	57	—	—	10	9,620	—	10,521	120
Wealth management loans:
Investment grade	39	30	110	26	7	167	8,542	101	9,022
Non-investment grade	—	2	—	—	—	—	85	—	87
Total wealth management loans	39	32	110	26	7	167	8,627	101	9,109	57
Wealth management mortgages	850	1,689	1,909	863	736	3,066	18	—	9,131	22
Lease financings	230	—	—	40	7	322	—	—	599	—
Other residential mortgages (b)	184	561	200	5	—	216	—	—	1,166	5
Capital call financing	10	—	—	—	—	—	3,690	—	3,700	15
Other loans	—	—	—	—	—	—	2,717	—	2,717	7
Margin loans	7,283	—	—	—	—	—	10,728	—	18,011	41
Total loans	$12,281	$4,047	$3,085	$1,129	$1,068	$4,853	$37,240	$123	$63,826	$300
(a)    Excludes overdrafts of $3,053 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.
(b)    The gross write-offs related to other residential mortgage loans were $3 million in 2023.

Commercial loans

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on the assigned internal credit ratings, which are generally consistent with those of the public rating agencies. Customers with ratings consistent with BBB- (S&P)/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Commercial real estate

Our income-producing commercial real estate facilities are focused on experienced owners and are structured with moderate leverage based on existing cash flows. Our commercial real estate lending activities also include construction and renovation facilities.

Financial institutions

Financial institution exposures are high-quality, with 96% of the exposures meeting the investment grade equivalent criteria of our internal credit rating classification at Dec. 31, 2024. In addition, 67% of the financial institutions exposure is secured. For example, securities industry clients and asset managers often borrow against marketable securities held in custody. The exposure to financial institutions is generally short-term, with 84% expiring within one year.

Wealth management loans

Wealth management loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment grade fixed-income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management loan portfolio, therefore, would equate to investment grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portion of wealth management loan portfolio to be investment grade.

Wealth management mortgages

Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only, adjustable rate mortgages with a weighted-average loan-to-value ratio of 61% at origination. Delinquency rate is a key indicator of credit quality in the wealth management portfolio. At Dec. 31, 2024, less than 1% of the mortgages were past due.

At Dec. 31, 2024, the wealth management mortgage portfolio consisted of the following geographic concentrations: California – 21%; New York – 14%; Florida – 11%; Massachusetts – 8%; and other – 46%.

Lease financings

At Dec. 31, 2024, all of leasing exposure was investment grade, or investment grade equivalent and consisted of exposures backed by well-diversified assets. The largest components of our lease residual value exposure related to real estate and large-ticket transportation equipment. Assets are both foreign and domestic-based, with primary concentrations in Germany and the U.S.

Other residential mortgages

The other residential mortgage portfolio primarily consists of 1-4 family residential mortgage loans and totaled $1.1 billion at Dec. 31, 2024 and $1.2 billion at Dec. 31, 2023. These loans are not typically correlated to external ratings.

Capital call financing

Capital call financing includes loans to private equity funds that are secured by the fund investors’ capital commitments and the funds’ right to call capital.

Other loans

Other loans primarily include loans to consumers that are fully collateralized with equities, mutual funds and fixed-income securities.

Margin loans

We had $19.1 billion of secured margin loans at Dec. 31, 2024, compared with $18.0 billion at Dec. 31, 2023. Margin loans are collateralized with marketable securities, and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans.

Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $3.5 billion at Dec. 31, 2024 and $3.1 billion at Dec. 31, 2023. Overdrafts occur on a daily basis and are generally repaid within two business days.

Reverse repurchase agreements
Reverse repurchase agreements at Dec. 31, 2024 and Dec. 31, 2023 were fully secured with high-quality collateral. As a result, there was no allowance for credit losses related to these assets at Dec. 31, 2024 and Dec. 31, 2023.